Income Taxes - Reconciliation of Uncertain Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 0
Ending balance	0	$ 0
Northfield Bancorp, Inc. [Member]
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	407	299	$ 87
Settlements based on tax positions related to prior years	0	(298)	(135)
Additions based on tax positions related to prior years	422	406	347
Ending balance	$ 829	$ 407	$ 299